Investments (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Investments [Line Items]
Net gain on investments	$ 27	$ 56	$ 167	$ 180
Accrued interest			$ 8	$ 13